Right-of-use assets and Lease liabilities - Reconciliation of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 73,193	$ 60,867
Additions	33,037	33,331
Depreciation expenses	(22,665)	(17,271)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	505	(3,734)
Total changes	10,877	12,326
Closing balance	84,070	73,193
Land
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	18,299	18,320
Additions	110	894
Depreciation expenses	(738)	(687)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	992	(228)
Total changes	364	(21)
Closing balance	18,663	18,299
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	25,458	17,839
Additions	12,247	13,714
Depreciation expenses	(7,150)	(4,509)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	(7)	(1,586)
Total changes	5,090	7,619
Closing balance	30,548	25,458
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Transfer to property, plant and equipment	0	0
Other increases (decreases)	0	0
Total changes	0	0
Closing balance	0	0
Transport equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	855	1,805
Additions	1,245	37
Depreciation expenses	(1,129)	(987)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	242	0
Total changes	358	(950)
Closing balance	1,213	855
Machinery, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	28,581	22,903
Additions	19,435	18,686
Depreciation expenses	(13,648)	(11,088)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	(722)	(1,920)
Total changes	5,065	5,678
Closing balance	$ 33,646	$ 28,581